ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	$ 6,810	$ 8,344
Accruals	4,027	7,669
Payroll related accruals	1,376	2,221
Income tax payable	377	10
Commodity tax payable	214	19
Warranty	191	72	338	591
Accounts payable and accrued liabilities	$ 12,995	$ 18,335